UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1. Investment Company Act File Number: 811-23159

Date of Notification:  June 27, 2019

2. Exact name of Investment Company as specified in registration statement:

Griffin Institutional Access Credit Fund

3. Address of principal executive office: (number, street, city, state, zip code)

Griffin Capital Plaza

1520 E. Grand Avenue

El Segundo, CA 90245

4. Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/Randy Anderson
Randy Anderson
Secretary

GRIFFIN INSTITUTIONAL ACCESS® CREDIT FUND	SUMMER 2019

Investor Update

Class I Shares (NASDAQ: CRDIX)

Inception Through 5/31/191

Performance2

Cumulative Return	12.17%
Annualized Return	5.46%

Portfolio Diversification3

432 Individual Securities

34 Different Industries

66% Floating Rate Securities4

64% Invested in Senior Secured Credit

17% Non-US Securities

Randy I. Anderson, Ph.D., CRE
President
Griffin Capital Asset Management Company

Founding Partner
Griffin Institutional Access Credit Fund

June 27, 2019

Dear Fellow Shareholders,

We are pleased to present Griffin Institutional Access® Credit Fund’s (the “Fund”) Summer 2019 investor update. We greatly appreciate the support of our shareholders and will remain true to our stated investment objective of generating a return comprised of both current income and capital appreciation with low volatility and low correlation to the broader markets.

The Fund’s sub-adviser—BCSF Advisors, LP, an affiliate of Bain Capital Credit, LP—has continued to construct a well-diversified alternative credit portfolio. The portfolio composition is ultimately determined through both fundamental quantitative and qualitative analysis to determine what we believe is the optimal mix of securities across global markets with the potential to deliver the best risk-adjusted returns for investors.

From the Fund’s inception through May 31, 2019, the Fund’s Class I shares (NASDAQ: CRDIX) generated a(n):

•	Total cumulative return of 12.17% and a 5.46% annualized return[2]
•	Sharpe Ratio of 1.31[2]
•	Standard Deviation of 2.80%[2]
•	Alpha of 2.24%[2]
•	Beta of 0.17[2]

Past performance is no guarantee of future results. All metrics are based on Class I shares. The Fund offers five share classes: CRDTX – Class A, CGCCX – Class C, CRDFX - Class F, CRDIX – Class I, and CRDLX – Class L. For more information on the differences in share classes, refer to the applicable prospectus, which can be found at www.griffincapital.com.

FUND PERFORMANCE SINCE
INCEPTION (4/3/17 TO 5/31/19)2

Since Inception Growth of $10,000

Time Period: 4/3/2017 to 5/31/2019

PERFORMANCE2

As of May 31, 2019

Class I Share - CRDIX
Year to Date	6.49%
1 Year	6.25%
Annualized Return Since Inception (4/3/17)	5.46%
Cumulative Return Since Inception (4/3/17)	12.17%

Past performance is no guarantee of future results. All metrics are based on Class I shares. The Fund offers five share classes: CRDTX – Class A, CGCCX – Class C, CRDFX - Class F, CRDIX – Class I, and CRDLX – Class L. For more information on the differences in share classes, refer to the applicable prospectus, which can be found at www.griffincapital.com. From the Fund’s inception on 4/3/17 to 5/31/19, the S&P/LSTA Leveraged Loan Index had a year to date return of 5.49%, a one year return of 3.83%, and an annualized since inception return of 4.09%. During the same period, the Bloomberg Barclay’s U.S. Aggregate Bond Index had a year to date return of 4.80%, a one year return of 6.40%, and an annualized since inception return of 3.46%.

You cannot invest directly in an index. Index performance does not represent actual Fund or portfolio performance, nor does it represent actual performance of the Fund’s Adviser or Sub-Adviser.

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Investment Performance

During the three-month period ending May 31, 2019, Fund performance was driven primarily by bank loans, high-yield bonds, collateralized loan obligation (CLO) debt and equity, and middle market direct lending. At the industry level, Aerospace & Defense, Industrials, and Media were the top contributors to absolute performance.5 Energy exposure was the only notable industry detractor, resulting from a weak commodity environment.5

During the same period, the Fund’s active portfolio rotation and measured risk management were accretive to performance. To start the year, the Fund opportunistically added credits that were sold off for liquidity and technical purposes rather than fundamentals. These positions benefited the Fund as valuations improved in line with underlying fundamentals. Furthermore, CLO debt and equity exposure performed well in recent months, namely after a period of time early in 2019 in which CLO debt and equity lagged the broader loan market recovery. This situation is not uncommon during market swings and, as expected, the asset classes recovered strongly and outperformed leveraged loans and high-yield bonds in recent months.2 As a result, the portfolio management team harvested gains in CLO mezzanine debt and trimmed exposure. The Fund’s CLO equity exposure remains relatively unchanged as we believe it offers a compelling risk-return profile and can provide attractive upside potential in periods of market volatility.

We are pleased with the Fund’s performance to date. The benefits of our flexible mandate were displayed in Q4 2018 and once again in May as volatility rattled many market participants. We feel confident with the current portfolio positioning and believe our ability to actively manage across credit sectors and varying economic conditions will help us meet our investment objectives.

Market Overview and Outlook6

Credit markets had a strong start to the year, driven primarily by a shift in U.S. Federal Reserve (Fed) policy. The Fed opted to keep its benchmark interest rate unchanged so far in 2019, after hiking it four times in 2018. The dovish signal sent risk assets higher, though optimism began to fade in May amidst continued trade tensions and growth concerns. Furthermore, the market is now pricing in one or more rate cuts by the end of 2019, which is a material shift in expectations from only six months ago. Meanwhile, credit markets have performed well through May 31, 2019 with the S&P/LSTA Leveraged Loan Index and ICE Bank of America Merrill Lynch US High Yield Index: up 5.49% and 7.52% year-to-date, respectively. Spreads have declined substantially year-to-date in loans and high-yield bonds. As of May 31, 2019, leveraged loan spreads are 446 basis points (bps), down 105 bps since the start of the year.7 High-yield bond spreads have declined 74 bps on the year to 459 bps. Fundamentally, we believe the market is in reasonably good shape. Leverage levels are slightly higher today, but interest coverage ratios remain healthy in most segments of the market. In addition, the leveraged credit default environment, which combines loans and bonds, remains benign with the trailing 12-month default rate at 1.4% at the end of May.8

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A generally favorable economic backdrop coupled with a more accommodative Fed could provide a tailwind for risk assets. We continue to run a diversified and liquid portfolio focusing on idiosyncratic opportunities across bank loans, as we believe strong demand from CLO creation will outweigh prospects of lower rates and retail outflows. Within the high-yield bond portion of the portfolio, we are favoring higher quality positions. In direct lending, we are constantly evaluating the attractiveness of the asset class and adding exposure as appropriate. We are pleased with the Fund’s current portfolio composition and continue to leverage the breadth of the Bain Capital Credit global platform to generate a pipeline of new investment opportunities, consistent with the stated investment objective of the Fund.

Thank you for your investment in and support of Griffin Institutional Access Credit Fund.

Sincerely,

Randy I. Anderson, Ph.D., CRE
President, Griffin Capital Asset Management Company, LLC
Founding Partner, Griffin Institutional Access Credit Fund

Griffin Institutional Access Credit Fund’s (the “Fund”) investment objective is to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets.

The Fund is a closed-end interval fund. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% and no more than 25% of the Fund’s shares outstanding at net asset value. The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. There is no secondary market for the Fund’s shares and none is expected to develop.

ENDNOTES

1.	Fund inception date is 4/3/17.
2.	Data source: Griffin Capital Credit Advisor, LLC and Bloomberg. Performance reflects the Fund’s Class I share (CRDIX) and the reinvestment of dividends or other distributions. A glossary of terms can be found on page 5.
3.	Data source: Griffin Capital Credit Advisor, LLC. Based on market value of invested assets as of May 31, 2019 and subject to change without notice. Industries based on Moody’s 35 Industry Categories (“Moody’s 35”).
4.	Percentage based off debt securities.
5.	Industry groupings are internally constructed by Bain Capital Credit.
6.	Data as of May 31, 2019. Source: ICE BAML, S&P Leveraged Loan Commentary and Data unless otherwise noted.
7.	Discounted spread, 3-year life. Source: S&P Leveraged Loan Commentary and Data.
8.	Data as of May 31, 2019. Source: J.P. Morgan High Yield and Leveraged Loan Market Monitor May 2019.

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GLOSSARY

Alpha: A measure of risk-adjusted return implying how much a fund/manager outperformed its benchmark, given its risk profile.

Annualized Return: Calculated by annualizing cumulative return (i.e., adjusting it for a period of one year). Annualized return includes capital appreciation and assumes a reinvestment of dividends and distributions.

Basis point: One basis point is equal to 1/100th of a 1%, or 0.01%.

Beta: A measure of systematic risk (volatility), or the sensitivity of a fund to movements in a benchmark. A beta of 1 implies that you can expect the movement of a fund’s return series to match that of the benchmark used to measure beta. A value of less than 1 implies that the fund is less volatile than the index.

Bloomberg Barclays US Aggregate Bond Index: Measures the performance of the US investment grade bond market.

Bond: A debt instrument, also considered a loan, that an investor makes to a corporation, government, federal agency or other organization (known as an issuer) in which the issuer typically agrees to pay the owner the amount of the face value of the bond on a future date, and to pay interest at a specified rate at regular intervals.

Collateralized loan obligation (CLO): A security backed by a pool of commercial or personal loans, structured so there are several classes of bondholders with varying maturities, called tranches.

CLO equity: A tranche in the CLO structure with ownership interest.

Correlation: A statistical measure of how two securities move in relation to each other. A correlation ranges from -1 to 1. A positive correlation of 1 implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. A negative correlation of -1 indicates that the securities have moved in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

Cumulative return: The compound return of an investment. It includes capital appreciation and assumes a reinvestment of dividends and distributions.

High-yield bond: A bond issued by an issuer that is considered a credit risk by a Nationally Recognized Statistical Rating Organization, as indicated by a low bond rating (e.g., “Ba” or lower by Moody’s Investors Services, or “BB” or below by Standard & Poor’s Corporation). Because of this risk, a high-yield bond generally pays a higher return (yield) than a bond with an issuer that carries lower default risk. Also known as a “junk” bond.

ICE Bank of America Merrill Lynch US High Yield Index: Tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

Mezzanine Tranche: Debt tranche that is positioned between the senior and subordinated tranches.

S&P/LSTA Leveraged Loan Index (LSTA): A daily total return index that uses mark-to-market pricing to calculate market value change. It tracks, on a real-time basis, the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the LSTA represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

Sharpe Ratio: Measures risk-adjusted returns by calculating the excess return (above the risk free rate) per unit of risk (standard deviation). The higher the ratio, the better the risk-adjusted returns. The average 3 month U.S. Treasury T-bill auction was used as the risk free rate in this material.

Standard Deviation: Measures the average deviations of a return series from its mean, and is often used as a measure of volatility/risk. A large standard deviation implies that there have been large swings in the return series of the manager.

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IMPORTANT DISCLOSURES

This is neither an offer to sell nor a solicitation to purchase any security. Investors should carefully consider the investment objectives, risks, charges and expense of Griffin Institutional Access Credit Fund (the “Fund”). This and other important information about the Fund is contained in the prospectus, which can be obtained by contacting your financial advisor or visiting www.griffincapital.com. Please read the prospectus carefully before investing.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment returns and principal value of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. The most recent performance is available at www.griffincapital.com or by calling 888.926.2688. Performance reflects management fees and other expenses. Performance uses the Class I share (NASDAQ: CRDIX) of Griffin Institutional Access Credit Fund. Investors of the Class I share do not pay a front-end sales charge/load.

This material has been distributed for informational purposes only and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product or be relied upon for any other purpose. Information contained herein has been obtained from sources deemed to be reliable, but not guaranteed. This material represents views as of the date of this presentation and is subject to change without notice of any kind. Griffin Capital does not accept any liability for losses either direct or consequential caused by the use of this information.

You cannot invest directly in an index. Index performance does not represent actual Fund or portfolio performance. A fund or portfolio may differ significantly from the securities included in the index. Index performance assumes reinvestment of dividends but does not reflect any management fees, transaction costs or other expenses that would be incurred by a fund or portfolio, or brokerage commissions on transaction in fund shares. Such fees, expenses, and commissions could reduce returns.

Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the assets of the Fund among the various securities and investments in which the Fund invests. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns. The Fund offers Class A, Class C, Class I, Class F, and Class L shares, which are subject to different sales loads and ongoing fees and expenses, through separate prospectuses. Class F shares are available solely to investors who were shareholders of Griffin Capital BDC Corp. at the time of the reorganization of Griffin Capital BDC Corp. into the Fund. Class F shares are not otherwise available or being offered to the general public. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the purchase restrictions and ongoing fees and expenses for each share class are different. Investors will pay offering expenses and, with regard to those share classes that impose a front-end sales load, a sales load of up to 5.75%. An investor will need to receive a total return at least in excess of these expenses to receive an actual return on the investment.

The Fund is a closed-end interval fund, the shares have no history of public trading, nor is it intended that the shares will be listed on a public exchange at this time. No secondary market is expected to develop for the Fund’s shares. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% and no more than 25% of the Fund’s shares outstanding at net asset value. There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity. The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. Investing in the Fund is speculative and involves a high degree of risk, including the risks associated with leverage and the risk of a substantial loss of investment. There is no guarantee that the investment strategies will work under all market conditions.

As of May 31, 2019 the Fund’s annualized return since inception for Class I shares was 5.46% and the Fund’s Class I shares had a one year return of 6.25% (data source: Griffin Capital Credit Advisor, LLC). The Fund’s inception date was 4/3/17. Per the Fund’s prospectus dated April 30, 2019, the total gross expense ratio is 3.33% for Class A, 4.08% for Class C, 3.04% for Class F, 3.08% for Class I, and 3.64% for Class L. Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. The Fund has contractually agreed to waive its fees (including offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent that they exceed 2.60% for Class A, 3.35% for Class C, 1.85% for Class F, 2.35% for Class I, and 2.85% for Class L until April 30, 2020. Without the waiver the expenses would have been higher. Additionally, since the commencement of Fund operations, the Adviser has voluntarily absorbed all of the operating expenses of the Fund. The Adviser will continue to bear such expenses on a going forward basis in its discretion and is under no obligation to continue to do so for any specified period of time. Fund returns would have been lower had expenses, such as fees and if the Fund return reflected the deduction of such fees, the performance would be lower. The maximum sales charge is 5.75% for Class A shares and 4.25% for Class L shares. Class C shareholders may be subject to a contingent deferred sales charge equal to 1.00% of the original purchase price of Class C shares redeemed during the first 365 days after their purchase.

6

Investors in the Fund should understand that the net asset value (“NAV”) of the Fund will fluctuate, which may result in a loss of the principal amount invested. The Fund’s investments may be negatively affected by the broad investment environment and capital markets in which the Fund invests, including the real estate market, the debt market and/or the equity securities market. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. The Fund is “non-diversified” under the Investment Company Act of 1940 since changes in the financial condition or market value of a single issuer may cause a greater fluctuation in the Fund’s net asset value than in a “diversified” fund. Diversification does not eliminate the risk of experiencing investment losses. Holdings are subject to change without notice. The Fund is not intended to be a complete investment program.

When the Fund invests in debt securities, the value of your investment in the Fund will fluctuate with changes in interest rates. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular sector and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Foreign investing involves special risks such as currency fluctuations and political uncertainty.

The Fund’s distribution policy is to make quarterly distributions to shareholders. The Fund intends to declare and pay distributions from its net investment income, however, the amount of distributions that the Fund may pay, if any, is uncertain. Shareholders should not assume that the source of a distribution from the Fund is net profit. All or a portion of a distribution may consist of a return of capital (i.e. from your original investment) and not a return of net profit. Historically, distributions have not included return of capital. Please refer to the Fund’s most recent Section 19(a) notice, if applicable, at www.griffincapital.com or the Fund’s semi-annual or annual reports filed with the U.S. Securities and Exchange Commission (the “SEC”) for the sources of distributions. The Fund’s distributions may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future. The Fund intends to distribute as of the last business day of each quarter. Distributions are not guaranteed.

The Fund is advised by Griffin Capital Credit Advisor, LLC (“GCCA”). GCCA is registered as an investment adviser with the SEC pursuant to the provisions of the Investment Advisers Act of 1940, as amended (the “Advisers Act”). GCCA is an indirect majority-owned subsidiary of Griffin Capital Company, LLC. The Fund is sub-advised by BCSF Advisors, LP (“BCSF”), BCSF is registered as an investment adviser with the SEC pursuant to the provisions of the Advisers Act. BCSF is an affiliate of Bain Capital Credit, LP. Registration with the SEC does not constitute an endorsement by the SEC nor does it imply a certain level of skill or training.

This investor update may contain certain forward-looking statements. Such forward-looking statements can generally be identified by our use of forward-looking terminology such as “may,” “will,” “expect,” “intend,” “anticipate,” “estimate,” “believe,” “continue,” or other similar words. Because such statements include risks, uncertainties and contingencies, actual results may differ materially from the expectations, intentions, beliefs, plans or predictions of the future expressed or implied by such forward-looking statements. These risks, uncertainties and contingencies include, but are not limited to: uncertainties relating to changes in general economic and real estate conditions; uncertainties relating to the implementation of our investment strategy; uncertainties relating to capital proceeds; and other risk factors as outlined in our prospectus, annual report and semi-annual report filed with the SEC. This is neither an offer nor a solicitation to purchase securities.

7

18191 Von Karman Avenue Suite 300 Irvine, CA 92612	949.270.9300 www.griffincapital.com

Not a deposit	May lose value	No bank guarantee
Not insured by the FDIC, NCUA or any other government agency

Griffin Capital Securities, LLC, Member FINRA/SIPC, is the exclusive wholesale marketing agent for Griffin Institutional Access Credit Fund. ALPS Distributors, Inc. (1290 Broadway, Suite 1100, Denver, CO 80203, Member FINRA.) is the distributor of Griffin Institutional Access Credit Fund. Griffin Capital and ALPS Distributors, Inc. are not affiliated.

© 2019 Griffin Institutional Access Credit Fund.All rights reserved.

IU-CR381 (062119) | GCC000312 | Exp. 06.30.20	CF-IU26308W (0619)

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

June 27, 2019

Dear Griffin Institutional Access Credit Fund Shareholder,

Thank you for your investment. The purpose of this Notice is to announce the quarterly repurchase offer for the Griffin Institutional Access Credit Fund (the “Fund”). Quarterly repurchase offers provide shareholders with access to their assets and a degree of liquidity. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on June 27, 2019 and end on August 6, 2019. If you own shares through a Broker/Dealer or Adviser, please contact your financial professional.

Please also note that Class C shareholders who tender for repurchase of such shareholder’s Class C shares that have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund's distributor out of the repurchase proceeds.

If you wish to tender shares, your financial professional will provide you with specific instructions. If you are unable to contact your financial professional or own shares directly and wish to tender shares, you can alternatively complete the attached Repurchase Request Form.

All Repurchase Requests must be completed in proper form and received by the Fund’s Transfer Agent by 4:00 p.m., Eastern Time, on Tuesday, August 6, 2019, to be effective.

For details of the offer, please refer to the attached Repurchase Offer document or you may call us at 1-888-926-2688.

Sincerely,

Griffin Institutional Access Credit Fund

The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form to the Transfer Agent prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to NAV fluctuation during that time.

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

REPURCHASE OFFER

1. The Offer. Griffin Institutional Access Credit Fund (the “Fund”) is offering to repurchase, for cash, up to five percent (5%) of the Fund’s issued and outstanding shares (Class A, Class C, Class F, Class I shares and Class L shares) at a price equal to the net asset value (“NAV”) as of the close of regular business hours on the New York Stock Exchange Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's current effective prospectus and statement of additional information.

2. Net Asset Value. The Fund’s NAV on June 20, 2019 of the Class A shares (CRDTX) was $24.90 per share, of the Class C shares (CGCCX) was $24.90 per share, of the Class F shares (CRDFX) was $24.91 per share, of the Class I shares (CRDIX) was $24.90 per share and of the Class L shares (CRDLX) was $24.90 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The Fund’s NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Request Form. The current NAV may be obtained by calling 1-888-926-2688 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. All Repurchase Requests must be received in proper form by 4:00 p.m., Eastern Time, on August 6, 2019.

4. Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on August 6, 2019 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5. Payment for Shares Repurchased. The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6. Increase in Number of Shares Repurchased. If shareholders tender for repurchase more than five percent (5%) of the Fund’s outstanding shares (“Repurchase Offer Amount”), the Fund may, but is not required to, repurchase an additional amount of shares not to exceed two percent (2%) of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred (100) shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is your obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

7. Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on August 6, 2019.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees, including a majority of the independent Trustees, and only in the following limited circumstances:

•	If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•	For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund's NAV of each of the Fund’s Class A, Class C, Class F, Class I and Class L shares; and

•	For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

9. Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by you.

10. Contingent Deferred Sales Charges on Class C Shares. Class A, Class F, Class I and Class L shareholders are not subject to a contingent deferred sales charge. Class C shareholders who tender for repurchase of such shareholder’s Class C shares that have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund's distributor out of the repurchase proceeds. The Fund or its designee may waive the imposition of the contingent deferred sales charge in the following shareholder situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the contingent deferred sales charge will be waived at any time in the future or that such contingent deferred sales charge will be waived for any other shareholder.

11. No Redemption Fee. No redemption fees will apply if you sell your shares pursuant to the Fund’s quarterly repurchase program. As stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase.

12. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Investment Adviser, the Sub-Adviser, the Transfer Agent, the Fund's Distributor, nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Investment Adviser, the Sub-Adviser, nor the Fund's Distributor, is or will be obligated to ensure that your financial consultant, or any broker-dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's current effective prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this Repurchase Offer, contact your financial consultant.

REPURCHASE REQUEST FORM

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, TUESDAY,

AUGUST 6, 2019

Regular Mail: Griffin Institutional Access Credit Fund c/o DST Systems, Inc. PO Box 219133 Kansas City, MO 64121-9133	Overnight Mail: Griffin Institutional Access Credit Fund c/o DST Systems, Inc. 430 W 7th Street Kansas City, MO 64105-1407

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the outstanding shares of the Griffin Institutional Access Credit Fund (the “Fund”) and, that, if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

For Class C Shareholders Only: I understand that tendering Class C Shares that have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund's distributor out of the repurchase proceeds.

Name(s) of Registered Shareholders:

Account Number:

Daytime Telephone Number:

Shares Tendered (check only ONE option and fill in number or dollar amount as appropriate):

Class of Shares to be tendered:

Class A Shares (CRDTX): ____  Class C Shares (CGCCX): ____  Class F Shares (CRDFX): ____

Class I Shares (CRDIX): ____  Class L Shares (CRDLX): ____

(if tendering more than one share class, please submit a separate form for each share class)

Full Tender:	Please tender all shares in my account.

Partial Tender:	Please tender shares from my account.

Dollar Amount:	Please tender enough shares to net $ .

PLEASE NOTE:

1.	A TENDER REQUEST THAT DOES NOT SPECIFY A FULL TENDER, A NUMBER OF SHARES TENDERED, OR A DOLLAR AMOUNT TENDERED, WILL BE REJECTED.
2.	Alterations to this form are prohibited and the request will be rejected.
3.	To prevent backup withholding please ensure that a completed and signed application form or a Form W-9 (or Form W-8 for Non-U.S. shareholders) has been previously submitted.

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholder(s) and mailed to the address of record.

Alternative mailing instructions:

Signature Guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the Financial Industry Regulatory Authority, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other "eligible guarantor institution" as that term is defined in Rule 17Ad-15(a)(2) of the Securities Exchange Act of 1934, as amended.

Signature Guaranteed By:

Medallion Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered account’s owner(s); or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account. Please contact the Fund at 1-888-926-2688 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Account Owner Signature:
Date:
Joint Account Owner
Signature (if applicable):
Date:

GRIFFIN INSTITUTIONAL ACCESS® CREDIT FUND	SUMMER 2019

Investor Update

Class I Shares (NASDAQ: CRDIX)

Inception Through 5/31/191

Performance2

Cumulative Return	12.17%
Annualized Return	5.46%

Portfolio Diversification3

432 Individual Securities

34 Different Industries

66% Floating Rate Securities4

64% Invested in Senior Secured Credit

17% Non-US Securities

Randy I. Anderson, Ph.D., CRE
President
Griffin Capital Asset Management Company

Founding Partner
Griffin Institutional Access Credit Fund

June 27, 2019

Dear Fellow Shareholders,

We are pleased to present Griffin Institutional Access® Credit Fund’s (the “Fund”) Summer 2019 investor update. We greatly appreciate the support of our shareholders and will remain true to our stated investment objective of generating a return comprised of both current income and capital appreciation with low volatility and low correlation to the broader markets.

The Fund’s sub-adviser—BCSF Advisors, LP, an affiliate of Bain Capital Credit, LP—has continued to construct a well-diversified alternative credit portfolio. The portfolio composition is ultimately determined through both fundamental quantitative and qualitative analysis to determine what we believe is the optimal mix of securities across global markets with the potential to deliver the best risk-adjusted returns for investors.

From the Fund’s inception through May 31, 2019, the Fund’s Class I shares (NASDAQ: CRDIX) generated a(n):

•	Total cumulative return of 12.17% and a 5.46% annualized return[2]
•	Sharpe Ratio of 1.31[2]
•	Standard Deviation of 2.80%[2]
•	Alpha of 2.24% [2]
•	Beta of 0.17[2]

Past performance is no guarantee of future results. All metrics are based on Class I shares. The Fund offers five share classes: CRDTX – Class A, CGCCX – Class C, CRDFX - Class F, CRDIX – Class I, and CRDLX – Class L. For more information on the differences in share classes, refer to the applicable prospectus, which can be found at www.griffincapital.com.

FUND PERFORMANCE SINCE
INCEPTION (4/3/17 TO 5/31/19)2

Since Inception Growth of $10,000

Time Period: 4/3/2017 to 5/31/2019

PERFORMANCE2

As of May 31, 2019

Class I Share - CRDIX
Year to Date	6.49%
1 Year	6.25%
Annualized Return Since Inception (4/3/17)	5.46%
Cumulative Return Since Inception (4/3/17)	12.17%

Past performance is no guarantee of future results. All metrics are based on Class I shares. The Fund offers five share classes: CRDTX – Class A, CGCCX – Class C, CRDFX - Class F, CRDIX – Class I, and CRDLX – Class L. For more information on the differences in share classes, refer to the applicable prospectus, which can be found at www.griffincapital.com. From the Fund’s inception on 4/3/17 to 5/31/19, the S&P/LSTA Leveraged Loan Index had a year to date return of 5.49%, a one year return of 3.83%, and an annualized since inception return of 4.09%. During the same period, the Bloomberg Barclay’s U.S. Aggregate Bond Index had a year to date return of 4.80%, a one year return of 6.40%, and an annualized since inception return of 3.46%.

You cannot invest directly in an index. Index performance does not represent actual Fund or portfolio performance, nor does it represent actual performance of the Fund’s Adviser or Sub-Adviser.

Investment Performance

During the three-month period ending May 31, 2019, Fund performance was driven primarily by bank loans, high-yield bonds, collateralized loan obligation (CLO) debt and equity, and middle market direct lending. At the industry level, Aerospace & Defense, Industrials, and Media were the top contributors to absolute performance.5 Energy exposure was the only notable industry detractor, resulting from a weak commodity environment.5

During the same period, the Fund’s active portfolio rotation and measured risk management were accretive to performance. To start the year, the Fund opportunistically added credits that were sold off for liquidity and technical purposes rather than fundamentals. These positions benefited the Fund as valuations improved in line with underlying fundamentals. Furthermore, CLO debt and equity exposure performed well in recent months, namely after a period of time early in 2019 in which CLO debt and equity lagged the broader loan market recovery. This situation is not uncommon during market swings and, as expected, the asset classes recovered strongly and outperformed leveraged loans and high-yield bonds in recent months.2 As a result, the portfolio management team harvested gains in CLO mezzanine debt and trimmed exposure. The Fund’s CLO equity exposure remains relatively unchanged as we believe it offers a compelling risk-return profile and can provide attractive upside potential in periods of market volatility.

We are pleased with the Fund’s performance to date. The benefits of our flexible mandate were displayed in Q4 2018 and once again in May as volatility rattled many market participants. We feel confident with the current portfolio positioning and believe our ability to actively manage across credit sectors and varying economic conditions will help us meet our investment objectives.

Market Overview and Outlook6

Credit markets had a strong start to the year, driven primarily by a shift in U.S. Federal Reserve (Fed) policy. The Fed opted to keep its benchmark interest rate unchanged so far in 2019, after hiking it four times in 2018. The dovish signal sent risk assets higher, though optimism began to fade in May amidst continued trade tensions and growth concerns. Furthermore, the market is now pricing in one or more rate cuts by the end of 2019, which is a material shift in expectations from only six months ago. Meanwhile, credit markets have performed well through May 31, 2019 with the S&P/LSTA Leveraged Loan Index and ICE Bank of America Merrill Lynch US High Yield Index: up 5.49% and 7.52% year-to-date, respectively. Spreads have declined substantially year-to-date in loans and high-yield bonds. As of May 31, 2019, leveraged loan spreads are 446 basis points (bps), down 105 bps since the start of the year.7 High-yield bond spreads have declined 74 bps on the year to 459 bps. Fundamentally, we believe the market is in reasonably good shape. Leverage levels are slightly higher today, but interest coverage ratios remain healthy in most segments of the market. In addition, the leveraged credit default environment, which combines loans and bonds, remains benign with the trailing 12-month default rate at 1.4% at the end of May.8

A generally favorable economic backdrop coupled with a more accommodative Fed could provide a tailwind for risk assets. We continue to run a diversified and liquid portfolio focusing on idiosyncratic opportunities across bank loans, as we believe strong demand from CLO creation will outweigh prospects of lower rates and retail outflows. Within the high-yield bond portion of the portfolio, we are favoring higher quality positions. In direct lending, we are constantly evaluating the attractiveness of the asset class and adding exposure as appropriate. We are pleased with the Fund’s current portfolio composition and continue to leverage the breadth of the Bain Capital Credit global platform to generate a pipeline of new investment opportunities, consistent with the stated investment objective of the Fund.

Thank you for your investment in and support of Griffin Institutional Access Credit Fund.

Sincerely,

Randy I. Anderson, Ph.D., CRE
President, Griffin Capital Asset Management Company, LLC
Founding Partner, Griffin Institutional Access Credit Fund

Griffin Institutional Access Credit Fund’s (the “Fund”) investment objective is to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets.

The Fund is a closed-end interval fund. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% and no more than 25% of the Fund’s shares outstanding at net asset value. The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. There is no secondary market for the Fund’s shares and none is expected to develop.

ENDNOTES

1.	Fund inception date is 4/3/17.
2.	Data source: Griffin Capital Credit Advisor, LLC and Bloomberg. Performance reflects the Fund’s Class I share (CRDIX) and the reinvestment of dividends or other distributions. A glossary of terms can be found on page 5.
3.	Data source: Griffin Capital Credit Advisor, LLC. Based on market value of invested assets as of May 31, 2019 and subject to change without notice. Industries based on Moody’s 35 Industry Categories (“Moody’s 35”).
4.	Percentage based off debt securities.
5.	Industry groupings are internally constructed by Bain Capital Credit.
6.	Data as of May 31, 2019. Source: ICE BAML, S&P Leveraged Loan Commentary and Data unless otherwise noted.
7.	Discounted spread, 3-year life. Source: S&P Leveraged Loan Commentary and Data.
8.	Data as of May 31, 2019. Source: J.P. Morgan High Yield and Leveraged Loan Market Monitor May 2019.

GLOSSARY

Alpha: A measure of risk-adjusted return implying how much a fund/manager outperformed its benchmark, given its risk profile.

Annualized Return: Calculated by annualizing cumulative return (i.e., adjusting it for a period of one year). Annualized return includes capital appreciation and assumes a reinvestment of dividends and distributions.

Basis point: One basis point is equal to 1/100th of a 1%, or 0.01%.

Beta: A measure of systematic risk (volatility), or the sensitivity of a fund to movements in a benchmark. A beta of 1 implies that you can expect the movement of a fund’s return series to match that of the benchmark used to measure beta. A value of less than 1 implies that the fund is less volatile than the index.

Bloomberg Barclays US Aggregate Bond Index: Measures the performance of the US investment grade bond market.

Bond: A debt instrument, also considered a loan, that an investor makes to a corporation, government, federal agency or other organization (known as an issuer) in which the issuer typically agrees to pay the owner the amount of the face value of the bond on a future date, and to pay interest at a specified rate at regular intervals.

Collateralized loan obligation (CLO): A security backed by a pool of commercial or personal loans, structured so there are several classes of bondholders with varying maturities, called tranches.

CLO equity: A tranche in the CLO structure with ownership interest.

Correlation: A statistical measure of how two securities move in relation to each other. A correlation ranges from -1 to 1. A positive correlation of 1 implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. A negative correlation of -1 indicates that the securities have moved in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

Cumulative return: The compound return of an investment. It includes capital appreciation and assumes a reinvestment of dividends and distributions.

High-yield bond: A bond issued by an issuer that is considered a credit risk by a Nationally Recognized Statistical Rating Organization, as indicated by a low bond rating (e.g., “Ba” or lower by Moody’s Investors Services, or “BB” or below by Standard & Poor’s Corporation). Because of this risk, a high-yield bond generally pays a higher return (yield) than a bond with an issuer that carries lower default risk. Also known as a “junk” bond.

ICE Bank of America Merrill Lynch US High Yield Index: Tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

Mezzanine Tranche: Debt tranche that is positioned between the senior and subordinated tranches.

S&P/LSTA Leveraged Loan Index (LSTA): A daily total return index that uses mark-to-market pricing to calculate market value change. It tracks, on a real-time basis, the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the LSTA represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

Sharpe Ratio: Measures risk-adjusted returns by calculating the excess return (above the risk free rate) per unit of risk (standard deviation). The higher the ratio, the better the risk-adjusted returns. The average 3 month U.S. Treasury T-bill auction was used as the risk free rate in this material.

Standard Deviation: Measures the average deviations of a return series from its mean, and is often used as a measure of volatility/risk. A large standard deviation implies that there have been large swings in the return series of the manager.

IMPORTANT DISCLOSURES

This is neither an offer to sell nor a solicitation to purchase any security. Investors should carefully consider the investment objectives, risks, charges and expense of Griffin Institutional Access Credit Fund (the “Fund”). This and other important information about the Fund is contained in the prospectus, which can be obtained by contacting your financial advisor or visiting www.griffincapital.com. Please read the prospectus carefully before investing.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment returns and principal value of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. The most recent performance is available at www.griffincapital.com or by calling 888.926.2688. Performance reflects management fees and other expenses. Performance uses the Class I share (NASDAQ: CRDIX) of Griffin Institutional Access Credit Fund. Investors of the Class I share do not pay a front-end sales charge/load.

This material has been distributed for informational purposes only and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product or be relied upon for any other purpose. Information contained herein has been obtained from sources deemed to be reliable, but not guaranteed. This material represents views as of the date of this presentation and is subject to change without notice of any kind. Griffin Capital does not accept any liability for losses either direct or consequential caused by the use of this information.

You cannot invest directly in an index. Index performance does not represent actual Fund or portfolio performance. A fund or portfolio may differ significantly from the securities included in the index. Index performance assumes reinvestment of dividends but does not reflect any management fees, transaction costs or other expenses that would be incurred by a fund or portfolio, or brokerage commissions on transaction in fund shares. Such fees, expenses, and commissions could reduce returns.

Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the assets of the Fund among the various securities and investments in which the Fund invests. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns. The Fund offers Class A, Class C, Class I, Class F, and Class L shares, which are subject to different sales loads and ongoing fees and expenses, through separate prospectuses. Class F shares are available solely to investors who were shareholders of Griffin Capital BDC Corp. at the time of the reorganization of Griffin Capital BDC Corp. into the Fund. Class F shares are not otherwise available or being offered to the general public. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the purchase restrictions and ongoing fees and expenses for each share class are different. Investors will pay offering expenses and, with regard to those share classes that impose a front-end sales load, a sales load of up to 5.75%. An investor will need to receive a total return at least in excess of these expenses to receive an actual return on the investment.

The Fund is a closed-end interval fund, the shares have no history of public trading, nor is it intended that the shares will be listed on a public exchange at this time. No secondary market is expected to develop for the Fund’s shares. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% and no more than 25% of the Fund’s shares outstanding at net asset value. There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity. The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. Investing in the Fund is speculative and involves a high degree of risk, including the risks associated with leverage and the risk of a substantial loss of investment. There is no guarantee that the investment strategies will work under all market conditions.

As of May 31, 2019 the Fund’s annualized return since inception for Class I shares was 5.46% and the Fund’s Class I shares had a one year return of 6.25% (data source: Griffin Capital Credit Advisor, LLC). The Fund’s inception date was 4/3/17. Per the Fund’s prospectus dated April 30, 2019, the total gross expense ratio is 3.33% for Class A, 4.08% for Class C, 3.04% for Class F, 3.08% for Class I, and 3.64% for Class L. Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. The Fund has contractually agreed to waive its fees (including offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent that they exceed 2.60% for Class A, 3.35% for Class C, 1.85% for Class F, 2.35% for Class I, and 2.85% for Class L until April 30, 2020. Without the waiver the expenses would have been higher. Additionally, since the commencement of Fund operations, the Adviser has voluntarily absorbed all of the operating expenses of the Fund. The Adviser will continue to bear such expenses on a going forward basis in its discretion and is under no obligation to continue to do so for any specified period of time. Fund returns would have been lower had expenses, such as fees and if the Fund return reflected the deduction of such fees, the performance would be lower. The maximum sales charge is 5.75% for Class A shares and 4.25% for Class L shares. Class C shareholders may be subject to a contingent deferred sales charge equal to 1.00% of the original purchase price of Class C shares redeemed during the first 365 days after their purchase.

Investors in the Fund should understand that the net asset value (“NAV”) of the Fund will fluctuate, which may result in a loss of the principal amount invested. The Fund’s investments may be negatively affected by the broad investment environment and capital markets in which the Fund invests, including the real estate market, the debt market and/or the equity securities market. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. The Fund is “non-diversified” under the Investment Company Act of 1940 since changes in the financial condition or market value of a single issuer may cause a greater fluctuation in the Fund’s net asset value than in a “diversified” fund. Diversification does not eliminate the risk of experiencing investment losses. Holdings are subject to change without notice. The Fund is not intended to be a complete investment program.

When the Fund invests in debt securities, the value of your investment in the Fund will fluctuate with changes in interest rates. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular sector and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Foreign investing involves special risks such as currency fluctuations and political uncertainty.

The Fund’s distribution policy is to make quarterly distributions to shareholders. The Fund intends to declare and pay distributions from its net investment income, however, the amount of distributions that the Fund may pay, if any, is uncertain. Shareholders should not assume that the source of a distribution from the Fund is net profit. All or a portion of a distribution may consist of a return of capital (i.e. from your original investment) and not a return of net profit. Historically, distributions have not included return of capital. Please refer to the Fund’s most recent Section 19(a) notice, if applicable, at www.griffincapital.com or the Fund’s semi-annual or annual reports filed with the U.S. Securities and Exchange Commission (the “SEC”) for the sources of distributions. The Fund’s distributions may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future. The Fund intends to distribute as of the last business day of each quarter. Distributions are not guaranteed.

The Fund is advised by Griffin Capital Credit Advisor, LLC (“GCCA”). GCCA is registered as an investment adviser with the SEC pursuant to the provisions of the Investment Advisers Act of 1940, as amended (the “Advisers Act”). GCCA is an indirect majority-owned subsidiary of Griffin Capital Company, LLC. The Fund is sub-advised by BCSF Advisors, LP (“BCSF”), BCSF is registered as an investment adviser with the SEC pursuant to the provisions of the Advisers Act. BCSF is an affiliate of Bain Capital Credit, LP. Registration with the SEC does not constitute an endorsement by the SEC nor does it imply a certain level of skill or training.

This investor update may contain certain forward-looking statements. Such forward-looking statements can generally be identified by our use of forward-looking terminology such as “may,” “will,” “expect,” “intend,” “anticipate,” “estimate,” “believe,” “continue,” or other similar words. Because such statements include risks, uncertainties and contingencies, actual results may differ materially from the expectations, intentions, beliefs, plans or predictions of the future expressed or implied by such forward-looking statements. These risks, uncertainties and contingencies include, but are not limited to: uncertainties relating to changes in general economic and real estate conditions; uncertainties relating to the implementation of our investment strategy; uncertainties relating to capital proceeds; and other risk factors as outlined in our prospectus, annual report and semi-annual report filed with the SEC. This is neither an offer nor a solicitation to purchase securities.

18191 Von Karman Avenue Suite 300 Irvine, CA 92612	949.270.9300 www.griffincapital.com

Not a deposit	May lose value	No bank guarantee
Not insured by the FDIC, NCUA or any other government agency

Griffin Capital Securities, LLC, Member FINRA/SIPC, is the exclusive wholesale marketing agent for Griffin Institutional Access Credit Fund. ALPS Distributors, Inc. (1290 Broadway, Suite 1100, Denver, CO 80203, Member FINRA.) is the distributor of Griffin Institutional Access Credit Fund. Griffin Capital and ALPS Distributors, Inc. are not affiliated.

© 2019 Griffin Institutional Access Credit Fund.All rights reserved.

IU-CR381 (062119) | GCC000312 | Exp. 06.30.20	CF-IU26308W (0619)

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

If you own shares through a Broker/Dealer or Adviser and wish to sell your shares, please contact your financial professional.

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

June 27, 2019

Dear Griffin Institutional Access Credit Fund Shareholder,

Thank you for your investment. The purpose of this Notice is to announce the quarterly repurchase offer for the Griffin Institutional Access Credit Fund (the “Fund”). Quarterly repurchase offers provide shareholders with access to their assets and a degree of liquidity. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on June 27, 2019 and end on August 6, 2019. If you own shares through a Broker/Dealer or Adviser, please contact your financial professional.

Please also note that Class C shareholders who tender for repurchase of such shareholder’s Class C shares that have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund's distributor out of the repurchase proceeds. If you wish to tender shares, your financial professional will provide you with specific instructions.

All Repurchase Requests must be completed in proper form and received by the Fund’s Transfer Agent by 4:00 p.m., Eastern Time, on Tuesday, August 6, 2019, to be effective.

For details of the offer, please refer to the attached Repurchase Offer document or you may call us at 1-888-926-2688.

Sincerely,

Griffin Institutional Access Credit Fund

The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form to the Transfer Agent prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to NAV fluctuation during that time.

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

REPURCHASE OFFER

1. The Offer. Griffin Institutional Access Credit Fund (the “Fund”) is offering to repurchase, for cash, up to five percent (5%) of the Fund’s issued and outstanding shares (Class A, Class C, Class F, Class I shares and Class L shares) at a price equal to the net asset value (“NAV”) as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's current effective prospectus and statement of additional information.

2. Net Asset Value. The Fund’s NAV on June 20, 2019, of the Class A shares (CRDTX) was $24.90 per share, of the Class C shares (CGCCX) was $24.90 per share, of the Class F shares (CRDFX) was $24.91 per share, of the Class I shares (CRDIX) was $24.90 per share and of the Class L shares (CRDLX) was $24.90 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The Fund’s NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Request Form. The current NAV may be obtained by calling 1-888-926-2688 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. All Repurchase Requests must be received in proper form by 4:00 p.m., Eastern Time, on August 6, 2019.

4. Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on August 6, 2019 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5. Payment for Shares Repurchased. The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6. Increase in Number of Shares Repurchased. If shareholders tender for repurchase more than five percent (5%) of the Fund’s outstanding shares (“Repurchase Offer Amount”), the Fund may, but is not required to, repurchase an additional amount of shares not to exceed two percent (2%) of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred (100) shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is your obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

7. Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on August 6, 2019.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees, including a majority of the independent Trustees, and only in the following limited circumstances:

•	If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•	For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund's NAV of each of the Fund’s Class A, Class C, Class F, Class I and Class L shares; and

•	For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

9. Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by you.

10. Contingent Deferred Sales Charges on Class C Shares. Class A, Class F, Class I and Class L shareholders are not subject to a contingent deferred sales charge. Class C shareholders who tender for repurchase of such shareholder’s Class C shares that have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund's distributor out of the repurchase proceeds. The Fund or its designee may waive the imposition of the contingent deferred sales charge in the following shareholder situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the contingent deferred sales charge will be waived at any time in the future or that such contingent deferred sales charge will be waived for any other shareholder.

11. No Redemption Fee. No redemption fees will apply if you sell your shares pursuant to the Fund’s quarterly repurchase program. As stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase.

12. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Investment Adviser, the Sub-Adviser, the Transfer Agent, the Fund's Distributor, nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Investment Adviser, the Sub-Adviser nor the Fund's Distributor is or will be obligated to ensure that your financial consultant, or any broker-dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's current effective prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this Repurchase Offer, contact your financial professional.